Average Annual Total Returns - Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 300 China A-Shares ETF before tax Inception Date	Xtrackers Harvest CSI 300 China A-Shares ETF before tax 1 Year	Xtrackers Harvest CSI 300 China A-Shares ETF before tax 5 Years	Xtrackers Harvest CSI 300 China A-Shares ETF before tax Since Inception	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions 1 Year	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions 5 Years	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions Since Inception	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Harvest CSI 300 China A-Shares ETF After tax on distributions and sale of fund shares Since Inception	CSI 300 Index (reflects no deductions for fees, expenses or taxes) 1 Year	CSI 300 Index (reflects no deductions for fees, expenses or taxes) 5 Years	CSI 300 Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Nov. 06, 2013	35.57%	1.79%	7.96%	35.38%	(0.15%)	6.27%	21.41%	0.70%	5.70%	36.51%	9.36%	8.88%	21.51%	9.87%	4.13%